Earnings Per Share - Schedule of Basic and Diluted EPS (Details)	12 Months Ended
	Sep. 30, 2024 HKD ($) $ / shares shares	Sep. 30, 2024 $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares shares	Sep. 30, 2022 HKD ($) $ / shares shares
Numerator:
Numerator for basic earnings per share – net income attributable to the SU Group Holdings Limited’s shareholders (in HK$) (in Dollars) | $	$ 10,653,488		$ 9,697,369	$ 7,762,677
Numerator for diluted earnings per share – net income attributable to the SU Group Holdings Limited’s shareholders (in HK$) (in Dollars) (in Dollars) | $	$ 10,653,488		$ 9,697,369	$ 7,762,677
Denominator:
Denominator for basic and diluted net income per share – weighted average number of shares	13,027,752		12,000,000	12,000,000
Denominator for diluted net income per share – weighted average number of shares	13,027,752		12,000,000	12,000,000
Earnings per share – basic (in Dollars per share) | (per share)	$ 0.82	$ 0.11	$ 0.81	$ 0.65
Earnings per share – diluted (in Dollars per share) | (per share)	$ 0.82	$ 0.11	$ 0.81	$ 0.65
Outstanding warrant	62,500	62,500